TRANSITION TO INTERNATIONAL FINANCIAL REPORTING STANDARDS	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
TRANSITION TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

4.	TRANSITION TO INTERNATIONAL FINANCIAL REPORTING STANDARDS

4.1 First time adoption of IFRS

IFRS 1, ‘First-time Adoption of International Financial Reporting Standards’ sets forth guidance for the initial adoption of IFRS. The accounting policies in Note 3 have been applied in preparing the consolidated financial statements for the year ended 31 December 2011, the comparative information for the year ended 31 December 2010 and the preparation of an opening IFRS statement of financial position on 1 January 2010 (the “Transition Date”). The IFRS standards are applied retrospectively at the Transition Date, unless certain optional and mandatory exemptions under IFRS 1 apply.

Share-based payments

IFRS 1 encourages, but does not require, first-time adopters to apply IFRS 2, ‘Share-based Payment’ to equity instruments that were granted on or before 7 November 2002, or equity instruments that were granted subsequent to 7 November 2002 and vested before the Transition Date. The Company elected not to apply IFRS 2 to equity instruments that vested prior to the Transition Date.

Business combinations

IFRS 1 provides the option to apply IFRS 3, ‘Business Combinations’, retrospectively or prospectively from the Transition Date. The Company elected not to retrospectively apply IFRS 3 to business combinations that occurred prior to its Transition Date.

Consolidated and separate financial statements

In accordance with IFRS 1, if a company elects to apply IFRS 3 retrospectively, IAS 27, ‘Consolidated and Separate Financial Statements’ must also be applied retrospectively. As the Company elected not to apply IFRS 3 prospectively, the Company has also elected not to apply IAS 27 prospectively.

IFRS mandatory exception to retrospective application

In accordance with IFRS 1, the Company’s estimates under IFRS at the date of transition to IFRS must be consistent with estimates made for the same date under Canadian generally accepted accounting principles (“Canadian GAAP”) unless there is objective evidence that those estimates were in error. The estimates previously made by the Company under Canadian GAAP were not revised for application of IFRS.

4.2 Reconciliation of Canadian GAAP to IFRS

Under Canadian GAAP, “Contributed Surplus” was used to record the proceeds for common shares received above par value as well as issuance of stock options. Upon adoption of IFRS, the fair value related to stock options outstanding as at the Transition Date has been reclassified to “Stock options reserve”.

As at 1 January 2010	Number of shares	Common shares	Contributed surplus	Stock options reserve	Deficit	Total
		$	$	$	$	$

Canadian GAAP	87,467,288	874,673	63,683,159	-	(70,814,126)	(6,256,294)
Reclassification	-	-	(320,395)	320,395	-	-
IFRS	87,467,288	874,673	63,362,764	320,395	(70,814,126)	(6,256,294)

As at 31 December 2010	Number of shares	Common shares	Contributed surplus	Stock options reserve	Deficit	Total
		$	$	$	$	$

Canadian GAAP	87,467,288	874,673	63,683,159	-	(71,433,702)	(6,875,870)
Reclassification	-	-	(320,398)	320,395	-	-
IFRS	87,467,288	874,673	63,362,764	320,395	(71,433,702)	(6,875,870)

The transition from Canadian GAAP to IFRS has no material impact on the consolidated statements of loss and comprehensive loss and cash flows for the year ended 31 December 2010.